RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2024
Related Party Balances And Transactions
Schedule of related party transaction

	Three months ended	Three months ended
	March 31, 202	March 31, 2023
	$	$
Salaries and Benefits	295	246
Stock-based compensation	189	183
	484	429